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                               Small Company Fund

                               SEMI-ANNUAL REPORT
                                 April 30, 1997

                      THE 59 WALL STREET SMALL COMPANY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1997
                                   (unaudited)

ASSETS:
      Investment in U.S. Small Company
        Portfolio (the "Portfolio"), at value  (Note 1)..........  $ 34,399,990
                                                                   ------------
LIABILITIES:
      Payables for:
        Capital stock redeemed...................................       363,840
        Expense payment fee (Note 2).............................        12,636
        Administrative fee (Note 2)..............................         3,514
                                                                   ------------
            Total Liabilities ...................................       379,990
                                                                   ------------

NET ASSETS  .....................................................  $ 34,020,000
                                                                   ============

Net Assets Consist of:
     Paid-in capital.............................................  $ 27,626,847
     Distributions in excess of net
       investment income.........................................       (12,079)
     Accumulated net realized gain...............................     3,786,530
     Net unrealized appreciation ................................     2,618,702
                                                                   ------------

Net Assets ......................................................  $ 34,020,000
                                                                   ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
     ($34,020,000 / 2,412,890 shares) ...........................        $14.10
                                                                         ======

                       See Notes to Financial Statements.

                      THE 59 WALL STREET SMALL COMPANY FUND

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 1997
                                   (unaudited)

INVESTMENT INCOME:
      Income:
        Dividend income allocated from Portfolio..................  $   165,679
        Interest income allocated from Portfolio..................       26,582
        Expenses allocated from Portfolio.........................     (140,917)
                                                                     ----------
            Total Income .........................................       51,344
                                                                     ----------
      Expenses:
        Expense payment fee (Note 2)..............................       36,732
        Administrative fee (Note 2)...............................       22,775
                                                                     ----------
            Total Expenses .......................................       59,507
                                                                     ----------
            Net Investment Loss  .................................       (8,163)
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
        Net realized gain on investments..........................    3,823,177
        Net change in unrealized appreciation on investments......   (4,267,163)
                                                                     ----------
            Net Realized and Unrealized Loss .....................     (443,986)
                                                                     ----------
            Net Increase in Net Assets Resulting
              from Operations ....................................   $ (452,149)
                                                                     ==========

                       See Notes to Financial Statements.

                      THE 59 WALL STREET SMALL COMPANY FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                       For the         For the
                                                   six months ended  year ended
                                                    April 30, 1997   October 31,
                                                     (unaudited)        1996
                                                     -----------     -----------

INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss)...................   $    (8,163)    $   26,865
   Net realized gain on investments...............     3,823,177      1,591,385
   Net change in unrealized appreciation
     on investments...............................    (4,267,163)     3,007,088
                                                     -----------     ----------
      Net increase (decrease) in net
        assets resulting from
        operations ...............................      (452,149)     4,625,338
                                                     -----------     ----------
 Dividends and distributions declared (Note 1):
   From net investment income.....................       (11,286)       (45,132)
   From net realized gains........................    (1,445,257)          --
                                                     -----------     ----------
      Total dividends and distributions
        declared..................................    (1,456,543)       (45,132)
                                                     -----------     ----------

 Capital stock transactions (Note 4):
   Net proceeds from sales of capital stock.......     3,005,423      4,803,048
   Net asset value of capital stock issued to
     shareholders in reinvestment of
     distributions ...............................       108,419         15,693
   Net cost of capital stock redeemed.............    (2,286,974)    (3,705,282)
                                                     -----------     ----------
      Net increase in net assets
        resulting from capital
        stock transactions .......................       826,868      1,113,459
                                                     -----------     ----------
         Total increase (decrease)
           in net assets..........................    (1,081,824)     5,693,665

NET ASSETS:
 Beginning of period..............................    35,101,824     29,408,159
                                                     -----------     ----------
 End of period (distribution in
     excess of net investment income
     of $12,079 and undistributed
     net investment income of $7,370).............   $34,020,000    $35,101,824
                                                     ===========    ===========

                       See Notes to Financial Statements.

                      THE 59 WALL STREET SMALL COMPANY FUND

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period



                                               For the six
                                              months ended
                                                April 30,              For the years ended October 31,
                                                  1997        ---------------------------------------------------
                                               (unaudited)     1996       1995       1994       1993        1992
                                               -----------    ------     ------     ------     ------      ------
Net asset value, beginning of period..........   $14.85       $12.81     $11.54     $12.92      $10.70       $10.36

Income from investment operations:
  Net investment income (loss)................    (0.01)        0.01       0.03       0.05        0.01         0.02
  Net realized and unrealized gain (loss).....    (0.12)        2.05       1.31      (1.04)       2.84         0.34

Less dividends and distributions (Note 1):
  From net investment income..................    (0.01)       (0.02)     (0.07)     (0.01)      (0.01)       (0.02)
  Net realized gains .........................    (0.61)         --         --       (0.38)      (0.62)         --
  In excess of net realized gains.............      --           --         --       (0.00)(1)     --           --
                                                 ------       ------     ------     ------      ------       ------
  Net asset value, end of period..............   $14.10       $14.85     $12.81     $11.54      $12.92       $10.70
                                                 ======       ======     ======     ======      ======       ======
Total return..................................    (1.20)%(2)   16.10%(2)  11.69%(2)  (7.81)%(2)  27.00%(2)     3.46%(2)

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)...  $34,020      $35,102    $29,408    $39,401     $41,062      $20,504
  Expenses as a percentage of
     average net assets:......................     1.10%(2,4)   1.10%(2)   1.10%(2)   1.10%(2)    1.10%(2)     1.10%(4)
  Ratio of net investment income to average
    net assets ...............................    (0.04)%(2)    0.08%(2)   0.25%(2)   0.40%(2)    0.04%(2)     0.16%(2,4)
  Portfolio turnover rate3....................      N/A          N/A         16%       140%        116%          67%
  Average commission rate paid per share3 ....      N/A          N/A      $0.08%       --          --           --


----------
(1)  Less than $0.01 per share.

(2) Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows:

     Ratio of expenses to average
       net assets..............................     1.38%(4)    1.32%      1.27%      1.21%      1.38%      1.46%(4)
     Total return..............................    (1.48)%     15.88%     11.52%     (7.94)%    26.72%      3.10%(4)

     The expense payment agreement will terminate on July 1, 1997. At current asset levels, management believes that the ratio of expenses to average net assets would be at least 1.40%. Furthermore, the ratio of expenses to average net assets for the year ended October 31, 1995 reflects fees paid with brokerage commissions and fees reduced in connection with specific agreements. Had these arrangements not been in place, the ratio would have been 1.39%.

(3) Portfolio turnover and average commission paid represents the rate of portfolio activity and average commission rate for the period while the Fund was making investments directly in securities. The portfolio turnover rate and average commission rate paid for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's Financial Highlights which is included elsewhere in this report.

(4)  Annualized.

                       See Notes to Financial Statements.

                      THE 59 WALL STREET SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street Small Company Fund (the "Fund") is a separate diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on April 23, 1991.

      The Fund invests all of its investable assets in the U.S. Small Company Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 77% at April 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Accounting for Investments. The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

            C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

            D. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

      2.  Transactions with Affiliates.

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 1997, the Fund incurred $22,775 for administrative services.

                      THE 59 WALL STREET SMALL COMPANY FUND

                                   (unaudited)

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets.

      Expense Payment Fee. 59 Wall Street Administrators, Inc. pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 1.10% of the average daily net assets of the Fund. For the six months ended April 30, 1997, 59 Wall Street Administrators, Inc. incurred approximately $86,700 in expenses, including shareholder servicing/eligible institution fees of $45,551, on behalf of the Fund. The expense payment fee agreement of the Fund will terminate on July 1, 1997.

      3. Investment Transactions. Investment transactions of the Portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                        For the six months    For the year ended
                                       ended April 30, 1997    October 31, 1996
                                       --------------------    ----------------
Capital stock sold ....................       197,600                332,761
Capital stock issued in
  connection with
  reinvestment of dividends
  and distributions ...................         7,119                  1,185
Capital stock repurchased .............      (155,790)              (266,398)
                                             --------              ---------
Net increase ..........................        48,929                 67,548
                                             ========              =========

                          U.S. SMALL COMPANY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                 April 30, 1997
                                   (unaudited)
                           (expressed in U.S. dollars)

    Shares                                                             Value
    ------                                                          ----------

            COMMON STOCKS (91.7%)
            COMMERCIAL SERVICES (2.9%)
    11,550  Bowne & Co., Inc...................................... $   306,075
    16,720  Corrections Corp. of .................................
              America*............................................     545,490
     6,400  CSS Industries, Inc.*.................................     207,200
    11,055  Richfood Holdings, Inc................................     225,246
                                                                   -----------
                                                                     1,284,011
                                                                   -----------

            CONSUMER DURABLES (4.8%)
    23,200  Apogee Enterprises, Inc...............................     346,550
    17,400  Beazer Homes USA, Inc.*...............................     241,425
    18,800  Carlisle Companies, Inc...............................     528,750
    15,600  Centex Corp...........................................     561,600
    28,180  Continental Homes
                Holding Corp......................................     447,358
                                                                   -----------
                                                                     2,125,683
                                                                   -----------

            CONSUMER NON-DURABLES (4.0%)
    17,700  Canandaigua Wine Co. -
              Class A*............................................     455,775
     8,430  Interstate Bakeries Corp..............................     437,306
    17,900  Kellwood Co...........................................     425,125
     9,150  Nautica Enterprises Inc.*.............................     201,300
     9,000  Universal Corp........................................     252,000
                                                                   -----------
                                                                     1,771,506
                                                                   -----------

            CONSUMER SERVICES (3.2%)
    30,300  Homestead Village, Inc.*..............................     522,675
    70,000  Host Marriott Services Corp.* ........................     621,250
    30,300  Ryan's Family Steak
              Houses, Inc.*.......................................     265,125
                                                                   -----------
                                                                     1,409,050
                                                                   -----------

            ELECTRONIC TECHNOLOGY (11.4%)
     9,820  Aspect Telecommunications
              Corp.*..............................................     173,691
    15,000  Comverse Technology, Inc.*............................     592,500
     6,600  Hutchinson Technology, Inc.*..........................     178,612
    38,000  Integrated Measurement
              Systems, Inc.*......................................     517,750
    11,620  Komag Inc.*...........................................     326,086
     5,300  Lattice Semiconductor Corp.*..........................     296,800
    11,500  Microchip Technology, Inc.*...........................     360,094
     9,600  Network General Corp.*................................     132,600
    10,400  Read-Rite Corp.*......................................     269,750
    18,960  Sanmina Corp.*........................................     949,185
     6,550  SCI Systems, Inc.*....................................     404,462
    12,200  Stratus Computer, Inc.*...............................     474,275
     2,110  Thermedics Detection, Inc.*...........................      20,846
    21,110  Thermedics, Inc.*.....................................     353,593
                                                                   -----------
                                                                     5,050,244
                                                                   -----------

            ENERGY MINERALS (3.9%)
    15,200  Devon Energy Corp.....................................     501,600
    54,960  Plains Resources, Inc.*...............................     707,610
    14,620  Pogo Producing Co.....................................     535,458
                                                                   -----------
                                                                     1,744,668
                                                                   -----------

            FINANCE (19.6%)
     4,700  Alex. Brown, Inc......................................     302,562
    24,795  Allied Group, Inc.....................................     917,415
     4,600  American Bankers Insurance
               Group, Inc.........................................     242,650
    10,726  Charter One Financial, Inc............................     477,977
     8,780  Deposit Guaranty Corp.................................     268,887
     6,675  First Commercial Corp.................................     259,035
     7,000  FirstMerit Corp.......................................     297,938
    33,330  Imperial Bancorp*.....................................     783,255
    10,605  Orion Capital Corp....................................     664,138
    14,610  Penncorp Financial Group, Inc.........................     502,219
    63,290  Presidential Life Corp................................     913,749
     6,600  Protective Life Corp..................................     292,050
     9,325  Provident Bancorp, Inc................................     360,178
     7,900  TCF Financial Corp....................................     322,913
    20,000  UICI*.................................................     552,500
    10,390  Union Planters Corp...................................     463,654
    34,490  US Facilities Corp.*..................................     629,442
     3,380  Zions Bancorporation..................................     429,260
                                                                   -----------
                                                                     8,679,822
                                                                    ----------

            HEALTH SERVICES (5.8%)
     7,600  Genesis Health
              Ventures, Inc.*.....................................     227,050
     6,210  Lincare Holdings, Inc.*...............................     242,190
    15,260  Omnicare, Inc.........................................     371,963
    36,360  Orthodontic Centers of
              America, Inc.*......................................     434,047
    12,250  PhyCor, Inc.*.........................................     325,391
    19,900  Universal Health Services,
              Inc.*...............................................     753,713
     9,150  Vivra, Inc.*..........................................     236,756
                                                                    ----------
                                                                     2,591,110
                                                                    ----------

                          U.S. SMALL COMPANY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           April 30, 1997 (continued)
                                   (unaudited)
                           (expressed in U.S. dollars)

    Shares                                                              Value
    ------                                                           ----------
            HEALTH TECHNOLOGY (3.4%)
    12,400  Hologic, Inc.*........................................  $   255,750
    15,900  Medicis Pharmaceutical
               Corp. - Class A*...................................      390,544
    13,000  Rexall Sundown, Inc.*.................................      260,000
    10,680  Sybron International Corp.*...........................      355,110
     7,070  Watson Pharmaceuticals, Inc.* ........................      252,752
                                                                    -----------
                                                                      1,514,156
                                                                    -----------

            INDUSTRIAL SERVICES (4.4%)
    27,500  Noble Drilling Corp.*.................................      477,813
    57,140  Pride Petroleum Services,
              Inc.*...............................................      982,094
    10,980  Seacor Smit, Inc.*....................................      472,140
                                                                    -----------
                                                                      1,932,047
                                                                    -----------

            NON-ENERGY MINERALS (3.5%)
    26,660  Chaparral Steel Co....................................      313,255
     5,900  Getchell Gold Corp.*..................................      226,412
    39,699  Republic Group, Inc...................................      645,109
    15,180  Texas Industries, Inc.................................      349,140
                                                                    -----------
                                                                      1,533,916
                                                                    -----------

            PROCESS INDUSTRIES (2.7%)
    10,900  Fuller (H.B.) Co......................................      585,875
     9,300  Guilford Mills, Inc...................................      262,725
    13,900  Premark Internatioal, Inc.............................      340,550
                                                                    -----------
                                                                      1,189,150
                                                                    -----------

            PRODUCER MANUFACTURING (7.2%)
    13,020  AGCO Corp.............................................      336,892
    21,200  Arvin Industries, Inc.................................      551,200
     6,350  Borg-Warner Automotive, Inc...........................      266,700
    15,600  Manitowoc Co., Inc. (The).............................      631,800
    25,400  Miller (Herman), Inc..................................      820,737
    11,650  TJ International, Inc.................................      257,756
    11,200  US Filter Corp.*......................................      340,200
                                                                    -----------
                                                                      3,205,285
                                                                    -----------

            RETAIL TRADE (5.5%)
    25,400  Burlington Coat Factory
              Warehouse*..........................................      482,600
    20,200  CompUSA, Inc.*........................................      388,850
    15,500  Fred Meyer, Inc.*.....................................      637,438
    33,100  Pier 1 Imports, Inc...................................      653,725
    10,600  Ross Stores, Inc......................................      299,450
                                                                    -----------
                                                                      2,462,063
                                                                    -----------

            TECHNOLOGY SERVICES (2.4%)
     7,500  Keane, Inc.*..........................................      347,813
    16,200  Pioneer-Standard
              Electronics, Inc....................................      196,425
     8,520  Sterling Software, Inc.*..............................      259,860
     9,800  Tech Data Corp.*......................................      239,487
                                                                    -----------
                                                                      1,043,585
                                                                    -----------

            TRANSPORTATION (2.1%)
    12,500  Airborne Freight Corp.................................      439,063
    19,100  USFreightways Corp....................................      514,506
                                                                    -----------
                                                                        953,569
                                                                    -----------

            UTILITIES (4.9%)
     6,810  KN Energy, Inc........................................      253,673
    31,110  Laclede Gas Co........................................      692,197
    17,900  Northwestern Public
              Service Co..........................................      660,062
    28,990  NUI Corp..............................................      568,929
                                                                    -----------
                                                                      2,174,861
                                                                    -----------

            TOTAL COMMON STOCKS
            (identified cost $34,158,007) ........................  $40,664,726
                                                                    -----------
 Principal
  Amount
 --------
            TIME DEPOSITS (6.8%)
$3,000,000  State Street Bank (Cayman)
            4.50%, 5/6/97
            (identified cost $3,000,000)..........................  $ 3,000,000
                                                                    -----------

TOTAL INVESTMENTS (identified cost $37,158,007)........    98.5%    $43,664,726

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ........     1.5         680,239
                                                          -----     -----------
NET ASSETS ............................................   100.0%    $44,344,965
                                                          =====     ===========
----------
 *  Non-income producing security

(a) The aggregate cost for federal income tax purposes is $37,158,007, the aggregate gross unrealized appreciation is $8,560,453, and the aggregate gross unrealized depreciation is $2,053,734, resulting in net unrealized appreciation of $6,506,719.

                          U.S. SMALL COMPANY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1997
                                   (unaudited)

ASSETS:
   Investments in securities, at value (identified
     cost $37,158,007) (Note 1) ..............................       $43,664,726
   Cash ......................................................           765,402
   Receivables for:
      Investments sold .......................................         1,068,872
      Dividends and interest receivable ......................            17,050
   Deferred organization expenses (Note 1) ...................             6,887
                                                                     -----------
           Total Assets ......................................        45,522,937
                                                                     -----------
LIABILITIES:
   Payables for:
      Investments purchased ..................................         1,100,338
      Investment advisory fee ................................            23,430
      Administrative fee (Note 2) ............................             1,262
      Trustees' fee (Note 2) .................................               324
      Foreign withholding taxes ..............................             9,409
      Accrued expenses and other liabilities .................            43,209
                                                                     -----------
           Total Liabilities .................................         1,177,972
                                                                     -----------

NET ASSETS ...................................................       $44,344,965
                                                                     ===========
Net Assets Consist of:
     Paid-in capital .........................................       $37,838,246
     Net unrealized appreciation on investments ..............         6,506,719
                                                                     -----------
Net Assets ...................................................       $44,344,965
                                                                     ===========

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 1997
                                   (unaudited)

INVESTMENT INCOME:
      Income:
         Dividends .............................................    $   237,998
         Interest ..............................................         35,780
                                                                    -----------
             Total Income ......................................        273,778
                                                                    -----------
      Expenses:
         Investment advisory fee ...............................        177,038
         Custodian fee .........................................         12,672
         Administrative fee (Note 2) ...........................          9,533
         Trustees' fees and expenses (Note 2) ..................          4,290
         Amortization of organization expenses .................          1,274
         Miscellaneous .........................................          4,914
                                                                    -----------
             Total Expenses ....................................        209,721
                                                                    -----------
             Net Investment Income .............................         64,057
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
      Net realized gain on investments .........................      5,637,556
      Net change in unrealized appreciation on investments .....     (5,339,052)
                                                                    -----------
           Net Realized and Unrealized Gain ....................        298,504
                                                                    -----------
      Net Increase in Net Assets Resulting from Operations .....    $   362,561
                                                                    ===========

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                  For the
                                             six months ended        For the
                                              April 30, 1997       year ended
                                                (unaudited)     October 31, 1996
                                              ---------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
      Net investment income ................  $     64,057      $    144,668
      Net realized gain on investments .....     5,637,556         3,463,297
      Net change in unrealized
        appreciation on investments ........    (5,339,052)        4,465,593
                                              ------------      ------------

        Net increase in net assets
          resulting from operations ........       362,561         8,073,558
                                              ------------      ------------

  Capital transactions:
      Proceeds from contributions ..........     4,181,559         4,802,410
      Value of withdrawals .................   (18,133,512)       (6,168,030)
                                              ------------      ------------
        Net decrease in net assets
          resulting from capital
          stock transactions ...............   (13,951,953)       (1,365,620)
                                              ------------      ------------
          Total increase (decrease)
            in net assets ..................   (13,589,392)        6,707,938

NET ASSETS:
  Beginning of period ......................    57,934,357        51,226,419
                                              ------------      ------------
  End of period ............................  $ 44,344,965      $ 57,934,357
                                              ============      ============

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                                                                              For the period
                                                        For the                              January 17, 1995
                                                   six months ended          For the         (commencement of
                                                    April 30, 1997         year ended         operations) to
                                                      (unaudited)       October 31, 1996     October 31, 1995
                                                    ---------------     ----------------     ----------------
Ratios/Supplemental Data:
    Net assets, end of period (000's omitted)......    $44,345               $57,934               $51,226

   Expenses as a percentage of average
    net assets:
      Expenses paid by Portfolio...................       0.83%(1)              0.77%                 0.77%
      Expenses paid by commissions.................        --                   0.05%                 0.05%
      Expenses offset arrangements.................       0.02%(1)              0.08%                 0.05%
                                                         -----                 -----                 -----
          Total expenses...........................       0.85%(1)              0.90%                 0.87%

    Ratio of net investment income to average
     net assets....................................       0.24%(1)              0.26%                 0.25%
    Portfolio turnover rate........................         37%                   51%                  115%
    Average commission rate paid per share.........      $0.08                 $0.08                 $0.08


----------
(1)  Annualized

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)
                           (expressed in U.S. dollars)

      1. Organization and Significant Accounting Policies. U.S. Small Company Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on January 17, 1995 and received a contribution of certain assets and liabilities, including securities, with a value of $33,464,236 (including $1,223,663 of unrealized appreciation) on that date from the 59 Wall Street Small Company Fund in exchange for a beneficial interest in the Portfolio. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

            B. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            C. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

            D.  Deferred  Organization   Expenses.   Expenses  incurred  by  the
      Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

      2.  Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio`s average daily net assets. For the six months ended April 30, 1997, the Portfolio incurred $177,038 for advisory services.

                          U.S. SMALL COMPANY PORTFOLIO

                                   (unaudited)
                           (expressed in U.S. dollars)

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Ltd. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 1997, the Portfolio incurred $9,533 for administrative services.

      Trustees Fee. Each Trustee of the Portfolio receives an annual retainer paid by the Portfolio. Each Trustee is also reimbursed for out-of-pocket expenses incurred in connection with board meetings. For the six months ended April 30, 1997, the Portfolio incurred $4,290 for Trustee fees.

      3. Investment Transactions. For the six months ended April 30, 1997, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $17,700,432 and $39,585,130, respectively. For that same period, the Portfolio paid brokerage commissions of $40,525 to Brown Brothers Harriman & Co. for transactions executed on its behalf. Custody fees for the Portfolio were reduced by $6,563 as a result of an expense offset arrangement with the Portfolio's custodian.

The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
6 St. James Avenue
Boston, Massachusetts 02116

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759



This   report  is   submitted   for  the   general
information of shareholders  and is not authorized
for  distribution to prospective  investors unless
preceded   or    accompanied   by   an   effective
prospectus.  Nothing  herein  contained  is  to be
considered an offer of sale or a  solicitation  of
an offer to buy shares of the Funds. Such offering
is made only by prospectus, which includes details
as  to   offering   price   and   other   material
information.